Subsequent Events (Details Narrative) - USD ($)												1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 22, 2024	Jul. 05, 2024	May 15, 2024	Mar. 29, 2024	Mar. 27, 2024	Feb. 19, 2024	Feb. 09, 2024	Feb. 05, 2024	Feb. 02, 2024	Jan. 24, 2024	Dec. 14, 2023	Mar. 31, 2024	Feb. 29, 2024	Jun. 30, 2024	Dec. 31, 2023	Mar. 26, 2024	Jan. 31, 2024
Subsequent Event [Line Items]
Principal amount											$ 3,500,000
Addendum To Letter Agreements Description									Pursuant to the Roth Addendum, in lieu of payment in cash of the full amount of any advisory fees or other fees or expenses, incurred in 2024, and owed under the Roth Engagement Agreements (collectively, the “Roth Fee”), the Company (i) issued to Roth 3,500 shares (the “Roth Shares”) of the Company’s Class A Common Stock, and (ii) on or before June 30, 2024, will pay to Roth an amount in cash equal to $300,000 or, if the Company determines that such payment should not be made in cash due to the Company’s cash position at such time, issue to Roth a number of shares of Class A Common Stock equal to $300,000 divided by the daily VWAP for the trading day immediately preceding June 30, 2024 (any such shares, the “Additional Roth Shares”). The Company registered the Roth Shares and 12,000 shares of Class A Common Stock (in addition to the Roth Shares) on a registration statement to cover any issuances of Additional Roth Shares					Pursuant to the Roth Addendum, in lieu of payment in cash of the full amount of any advisory fees or other fees or expenses, incurred in 2024, and owed under the Roth Engagement Agreements (collectively, the “Roth Fee”), the Company (i) issued to Roth 3,500 shares (the “Roth Shares”) of the Company’s Class A Common Stock on February 2, 2024, and (ii) on or before June 30, 2024, will pay to Roth an amount in cash equal to $300,000 or, if the Company determines that such payment should not be made in cash due to the Company’s cash position at such time, issue to Roth a number of shares of Class A Common Stock equal to $300,000 divided by the daily VWAP for the trading day immediately preceding June 30, 2024 (any such shares, the “Additional Roth Shares”). The Company registered the Roth Shares and 12,000 shares of Class A Common Stock (in addition to the Roth Shares) on a registration statement to cover any issuances of Additional Roth Shares
Yorkville Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Principal amount								$ 1,000,000						$ 1,000,000		$ 1,500,000
Principal amount											3,500,000
Pre paid Aadvance funded on merger											$ 2,000,000.0
Discount on pre paid advance funded on merger											10.00%
Pre paid advance funded on registration											$ 1,500,000
Discount on pre paid advance funded on registration											10.00%
Percentage of excess shares issued and outstanding											19.99%
Increased principal amount agreed to advance								1,000,000
Aggregate principal amount.								4,500,000
Yorkville Convertible Note Agreement [Member]
Subsequent Event [Line Items]
Convertible note, term															On January 24, 2024, Yorkville provided the Company with a waiver with respect to the triggering of an amortization event in January 2024, in terms of the Yorkville Convertible Note Agreement, which would have required the Company to make monthly repayments of amounts outstanding under the Yorkville Convertible Note, with each monthly repayment to be in an amount equal to the sum of (x) $1,000,000, plus (y) 10% in respect of such amount, and (z) all outstanding accrued and unpaid interest as of each payment date. As a result of the waiver, no repayments were required by the Company, and the floor price
Roth Addendum To Letter Agreements [Member]
Subsequent Event [Line Items]
Shares issued to GEM, shares									3,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued to GEM, shares									3,500
Minimum net tangible assets upon consummation of business combination								50,000,000
Total assets and total revenue								50,000,000
Subsequent Event [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Principal amount					$ 1,500,000			$ 1,000,000.0
Debt instrument, maturity date					Jun. 14, 2024			Jun. 14, 2024
Increased principal amount agreed to advance					$ 1,500,000			$ 1,000,000.0
Aggregate principal amount.					$ 4,500,000			$ 4,500,000
Discount on additional pre paid advance amount					10.00%			10.00%
Debt instrument, interest rate					0.00%			0.00%
Subsequent Event [Member] | Yorkville Convertible Note Agreement [Member]
Subsequent Event [Line Items]
Monthly installments										$ 1,000,000
Percentage of outstanding monthly repayments										10.00%
Repayments										$ 0
Subsequent Event [Member] | Yorkville SEPA Advance Purchase Notices [Member]
Subsequent Event [Line Items]
Purchase of common shares													6,888
Purchase of common shares													$ 300,000
Subsequent Event [Member] | Yorkville SEPA Advance Purchase Notices [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share													$ 38.08
Subsequent Event [Member] | Yorkville SEPA Advance Purchase Notices [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share													$ 61.15
Subsequent Event [Member] | Pre Paid Yorkville Convertible Notes [Member]
Subsequent Event [Line Items]
Purchase of common shares												37,787
Purchase of common shares												$ 1,200,000
Subsequent Event [Member] | Yorkville Deferred Fee Settlement [Member]
Subsequent Event [Line Items]
Purchase of common shares												14,201
Purchase of common shares												$ 500,000
Subsequent Event [Member] | Yorkville Deferred Fee Settlement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share												$ 31.65
Subsequent Event [Member] | Yorkville Deferred Fee Settlement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share												$ 35.21
Subsequent Event [Member] | Gem Agreement [Member]
Subsequent Event [Line Items]
Principal amount								$ 1,000,000.0
Monthly installments								100,000
Cash agreed to pay								1,200,000
Subsequent Event [Member] | Marketing Services Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued						3,070
Ordinary shares issued value						$ 200,000
Subsequent Event [Member] | Subordinated Business Loan and Security Agreement [Member]
Subsequent Event [Line Items]
Principal amount	$ 787,500
Proceeds from debt	750,000
Agent fees	$ 37,500
Debt instrument, maturity date	Feb. 05, 2025
Debt instrument, interest rate	42.00%
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock shares issued											6,000
Common Class A [Member] | Roth Addendum To Letter Agreements [Member]
Subsequent Event [Line Items]
Shares issued to GEM, shares									3,500
Shares issued, shares									$ 300,000
Shares issued, cash									$ 300,000
Stock issued during period shares additional shares									12,000
Common Class A [Member] | Conversion Of 7Gc Promissory Notes [Member] | Sponsor Member
Subsequent Event [Line Items]
Shares issued to GEM, shares							17,812
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Forfeiture of common stock shares																	2,000
Common Class A [Member] | Subsequent Event [Member] | Roth Addendum To Letter Agreements [Member]
Subsequent Event [Line Items]
Shares issued, shares			$ 300,000	$ 300,000					$ 300,000
Shares issued, cash									$ 300,000
Stock issued during period shares additional shares									12,000
Common Class A [Member] | Subsequent Event [Member] | Conversion Of 7Gc Promissory Notes [Member] | Sponsor Member
Subsequent Event [Line Items]
Shares issued to GEM, shares									17,812
Gem Agreement [Member]
Subsequent Event [Line Items]
Principal amount								1,000,000.0
Monthly installments								100,000
Cash agreed to pay								$ 1,200,000
Gem Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares issuable under the terms of promissory note								40,000
Shares issued under the terms of promissory note														20,902
Gem Agreement [Member] | Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock shares issued		11,765
Shares issuable under the terms of promissory note								40,000
Shares issued under the terms of promissory note								2,789